Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related-Party Transactions

Related-Party Transactions and Agreements

Advisory Agreement

The Company and CatchMark Timber OP were party to the Advisory Agreement with Wells TIMO, pursuant to which Wells TIMO acted as the Company’s external advisor and performed certain key functions on behalf of the Company, including, among others, management of day-to-day operations and investment of capital proceeds. As discussed in detail below, in connection with the Company’s transition to self-management, the Advisory Agreement terminated on the Self-Management Transition Date.

During the periods presented, the amount of advisor fees and expense reimbursements Wells TIMO was entitled to as the Company’s external advisor was determined pursuant to various amendments and restatements of the advisory agreement, as described below:

•

Effective July 1, 2013 through the Self-Management Transition Date, pursuant to an amended and restated advisory agreement (the “Restated Advisory Agreement”), the monthly advisor fee payable by the Company to Wells TIMO is equal to one-twelfth of 1% of the aggregate value of the Company’s interest in properties and joint ventures as established in connection with the most recent estimated valuation conducted pursuant to applicable FINRA rules (“Assets Under Management”). Upon the sale of any properties for an amount greater than $5.0 million in aggregate since the most recent valuation, Assets Under Management shall be reduced by the cost basis of the properties sold. Upon the acquisition of any properties for an amount greater than $5.0 million in aggregate since the most recent valuation, Assets Under Management shall be increased by the value of the properties acquired as determined by a forestry appraisal firm. However, aggregate advisor fees payable for fiscal year 2013 shall not exceed 1.0% of Assets Under Management as of September 30, 2012.

The advisor fee was payable monthly in arrears by the Company in cash. If payment of the advisor fee for any calendar month would have caused an event of default under the Company’s loan agreement, the advisor fee would have been accrued but not paid to Wells TIMO for such calendar month.

In addition, the Restated Advisory Agreement eliminated the reimbursement by the Company of administrative service expenses that Wells TIMO incurs in fulfilling its duties as advisor, including personnel costs and the Company’s allocable share of other overhead of Wells TIMO.

•

Between April 1, 2012 and June 30, 2013, a second amendment to the advisory agreement (“Advisory Agreement Amendment No. 2”), provided that as of and for each quarter, the amount of fees and expense reimbursements payable to Wells TIMO was limited to the lesser of (i) 1.0% of assets under management as of the last day of the quarter less advisor fees paid for the preceding three quarters, and (ii) free cash flow for the four quarters then ended in excess of an amount equal to 1.25 multiplied by the Company’s interest expense for the four quarters then ended. Free cash flow was defined as EBITDA (as defined in the Company’s loan agreements), less all capital expenditures paid by the Company on a consolidated basis, less any cash distributions (except for the payments of accrued but unpaid dividends as a result of any redemptions of the Company’s outstanding preferred stock).

•

During the first quarter of 2012, an amendment to the advisory agreement (“Advisory Agreement Amendment No. 1”) limited the amount of fees and expense reimbursements as of and for each quarter to the least of: (1) an asset management fee equal to one fourth of 1.0% of asset under management plus reimbursements for all costs and expenses Wells TIMO incurred in fulfilling its duties as the asset manager, (2) one quarter of 1.5% of assets under management, or (3) free cash flow in excess of an amount equal to 1.05 multiplied by interest on outstanding debt. Free cash flow was defined as EBITDA (as defined in the Company’s loan agreements), less all capital expenditures paid by the Company on a consolidated basis, less any cash distributions (except for the payments of accrued but unpaid dividends as a result of any redemptions of the Company’s outstanding preferred stock), less any cash proceeds from timberland sales equal to the cost basis of the properties sold.

Under the Advisory Agreement, Wells TIMO was also entitled to receive the following:

•

Reimbursement of organization and offering costs paid by Wells TIMO and its affiliates on behalf of the Company, not to exceed 1.2% of gross offering proceeds. The Company incurred and charged to additional paid-in capital cumulative organization and offering costs of approximately $3.6 million, representing approximately 1.2% of cumulative gross proceeds raised by the Company under the Public Offerings. As of December 31, 2011, approximately $2.2 million of organization and offering costs incurred by the Company and due to Wells TIMO had been deferred by the terms of the Company’s loan agreements. On January 27, 2012, Wells TIMO forgave the deferred organization and offering expenses. After adjusting for this write-off, organization and offering costs represents approximately 0.5% of cumulative gross proceeds raised under the Public Offerings.

•

For any property sold by the Company, if Wells TIMO provided a substantial amount of services in connection with the sale (as determined by the Company’s independent directors), a fee equal to (i) for each property sold at a contract price up to $20.0 million, up to 2.0% of the sales price, and (ii) for each property sold at a contract price in excess of $20.0 million, up to 1.0% of the sales price. The precise amount of the fee within the preceding limits will be determined by the Company’s board of directors, including a majority of the independent directors, based on the level of services provided and market norms. The real estate disposition fee may be in addition to real estate commissions paid to third parties. However, the total real estate commissions (including such disposition fee) may not exceed the lesser of (i) 6.0% of the sales price of each property or (ii) the level of real estate commissions customarily charged in light of the size, type, and location of the property.

No payments were permitted under the Advisory Agreement if they would have caused a default under the Company’s loan agreements.

On January 20, 2012, the Company entered into an agreement with Wells TIMO to forgive approximately $25.1 million of accrued but unpaid asset management fees and expense reimbursements that were previously deferred due to restrictions under the Company’s loan agreements. Due to the related-party nature of these transactions, this amount, along with the organizational and offering costs forgiven by Wells TIMO on January 27, 2012, were recorded as additional paid-in capital during 2012.

Master Self-Management Transition Agreement

On September 18, 2013, the Company, CatchMark Timber OP, Wells REF and Wells TIMO entered into the Master Agreement, which sets forth the framework for the Company’s separation from Wells and its transition to self-management. On October 24, 2013, the parties entered into the Master Agreement Amendment to advance the Self-Management Transition Date to October 25, 2013.

Pursuant to the Master Agreement, Wells has agreed to facilitate and support the Company’s efforts to hire up to eight employees of Wells identified by the Company who, as of the date of the Master Agreement, performed substantial services for the Company pursuant to the Advisory Agreement (collectively, the “Targeted Personnel”). The Company hired the Targeted Personnel selected by the Company on the Self-Management Transition Date with such compensation and benefits as determined by the Company.

Pursuant to the Master Agreement, upon the termination of the Advisory Agreement, the special limited partnership units held by Wells TIMO in CatchMark Timber OP were automatically redeemed by CatchMark Timber OP, and Wells TIMO was not entitled to any consideration in connection with such redemption. For further information on the special limited partnership units, refer to the consolidated financial statements and accompanying notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2012.

Pursuant to the Master Agreement, upon termination of the Advisory Agreement on the Self-Management Transition Date, CatchMark LP Holder, a wholly-owned subsidiary of the Company, purchased all of Wells TIMO’s common limited partnership units in CatchMark Timber OP for an aggregate purchase price of $1,312.

Preferred Stock Redemption Agreement

Pursuant to the Master Agreement, on September 18, 2013, the Company, Wells REF, Leo F. Wells, III, the President and Chairman of the Board of the Company, and Douglas P. Williams, Executive Vice President, Secretary, Treasurer and director of the Company, entered into a Preferred Stock Redemption Agreement, and on September 20, 2013, the Company, Wells REF and Messrs. Wells and Williams entered into an Amendment to the Preferred Stock Redemption Agreement (as amended, the “Preferred Stock Redemption Agreement”). Pursuant to the Preferred Stock Redemption Agreement, upon the closing of the Company’s underwritten public offering of common stock pursuant to the Registration Statement on Form S-11 (the “Registration Statement”) initially filed by the Company with the SEC on September 23, 2013 (the “Redemption Date”), the Company will purchase the issued and outstanding shares of its Series A Preferred Stock, $0.01 par value per share, and Series B Preferred Stock, $0.01 par value per share, held by Wells REF (collectively, the “Preferred Shares”) for a cash price that will be negotiated in good faith by the Company, Wells REF and Messrs. Wells and Williams (the “Redemption Price”). Notwithstanding the foregoing, the Preferred Stock Redemption Agreement will terminate if the Preferred Shares are not redeemed by the Company on or before December 31, 2014. As previously reported, effective as of May 9, 2011, Wells REF waived the requirement that dividends on the Preferred Shares accrue daily at an annual rate of 8.5% of the issue price and agreed that dividends on the Preferred Shares will instead accrue daily at an annual rate of 1.0% of the issue price (the “Dividend Waivers”). The Preferred Stock Redemption Agreement provides that the Dividend Waivers will continue to be in effect through the earlier of the Redemption Date or June 30, 2014, subject to extension by the Company until December 31, 2014 in certain circumstances described in the Preferred Stock Redemption Agreement, and thereafter until otherwise revoked by Wells REF.

Pursuant to the Preferred Stock Redemption Agreement, effective as of the date that the Company hired the Targeted Personnel (the “Employment Date”), Mr. Wells agreed to resign as President and Chairman of the Board of the Company and Mr. Williams agreed to resign as Executive Vice President, Secretary and Treasurer of the Company. In addition, if a Redemption Price has been agreed upon, each of Messrs. Wells and Williams has agreed to resign as a director of the Company, effective immediately prior to the time that the SEC declares the Registration Statement effective; provided, however, that the board of directors will not fill the vacancies on the board created by the resignations of Messrs. Wells and Williams until the Redemption Date and will reelect Messrs. Wells and Williams as directors if the Redemption Date does not occur within ten days of such resignations.

Transition Services Agreement

Pursuant to the Master Agreement, upon termination of the Advisory Agreement on the Self-Management Transition Date, the Company, CatchMark Timber OP and Wells REF entered into a Transition Services Agreement (the “TSA”) pursuant to which Wells REF and its affiliates will provide certain consulting, support and transitional services as set forth in the TSA to the Company at the direction of the Company in order to facilitate its successful transition to self-management. See Note 10 for more information on the TSA.

Sublease Agreement

Pursuant to the Master Agreement, upon termination of the Advisory Agreement on the Self-Management Transition Date, Wells REF and CatchMark Timber OP entered into a sublease (the “Sublease”) pursuant to which CatchMark Timber OP will sublet from Wells REF a portion of the office space located in Norcross, Georgia currently used and occupied by Wells REF. See Note 10 for more information on the sublease agreement.

Indemnification Agreements

On September 18, 2013, the Company entered into indemnification agreements, effective as of September 18, 2013, with each of the Company’s current directors and executive officers and Jerry Barag and John F. Rasor (collectively, the “Indemnitees”). Pursuant to the indemnification agreements, the Company will indemnify each Indemnitee to the maximum extent permitted by Maryland law against any judgments, damages, liabilities, losses or expenses incurred by such Indemnitee by reason of such Indemnitee’s status as a present or former director, officer, employee or agent of the Company.

Structuring Agent Agreement

The Company is party to a structuring agent agreement (the “Structuring Agent Agreement”) whereby Wells Germany GmbH, a limited partnership organized under the laws of Germany (“Wells Germany”), served as the structuring agent in connection with the 2010 German Offering. The Company paid a structuring agent fee to Wells Germany of $0.20 per share sold under the 2010 German Offering. The Structuring Agent Agreement expired upon the conclusion of the 2010 German Offering, provided, however, that with respect to the ongoing services contemplated by the parties, the Structuring Agent Agreement will terminate upon the earlier of (i) a liquidity event or (ii) December 31, 2018.

Related-Party Costs

Pursuant to the terms of the agreements described above, the Company incurred the following related-party costs for the three months and nine months ended September 30, 2013 and 2012, respectively:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Advisor fees and expense reimbursements	$930,000	$—	$3,311,608	$2,393,745
Disposition fees	12,909	8,405	39,096	219,449
Commissions(1)(2)	—	—	—	246,546
Dealer-manager fees(1)	—	—	—	71,057
Other offering costs(1)	—	—	—	48,752

Total	$942,909	$8,405	$3,350,704	$2,979,549

(1)	Commissions, dealer-manager fees, and other offering costs were charged against stockholders’ equity as incurred.
(2)	Substantially all commissions were re-allowed to participating broker/dealers.

Due to Affiliates

As of September 30, 2013 and December 31, 2012, the Company had a due to affiliates balance of approximately $0.3 million and $1.3 million, respectively, both of which consisted entirely of advisor fees and expense reimbursements due to Wells TIMO.

Conflicts of Interest

As of September 30, 2013, Wells TIMO had eight employees. Wells TIMO has contracted with Wells Capital to perform many of its obligations under the Advisory Agreement. Wells TIMO has relied upon employees of Wells Capital to perform many of its obligations. Wells Capital, the parent company and manager of Wells TIMO, also is a general partner or advisor of the various affiliated public real estate investment programs (“Wells Real Estate Funds”). As such, in connection with serving as a general partner or advisor for Wells Real Estate Funds and managing Wells TIMO’s activities under the Advisory Agreement, Wells Capital may have encountered conflicts of interest with regard to allocating human resources and making decisions related to investments, operations, and disposition-related activities for the Company and Wells Real Estate Funds.

As of September 30, 2013, one member of the Company’s board of directors served on the board of Wells Core Office Income REIT, Inc., a REIT sponsored by Wells REF. Accordingly, he may encounter certain conflicts of interest regarding investment and operational decisions.

Related-Party Transactions

Advisory Agreement

The Company and CatchMark OP are party to the Advisory Agreement with Wells TIMO, a wholly owned subsidiary of Wells Capital. On March 16, 2012, the board of directors of the Company approved a second amendment to the Advisory Agreement (“Advisory Agreement Amendment No. 2”), which amended certain provisions related to fees and expense reimbursements. Advisory Agreement Amendment No. 2, which was effective April 1, 2012, provides that as of and for each quarter, the amount of fees and expense reimbursements payable to Wells TIMO will be limited to the lesser of (i) 1.0% of assets under management as of the last day of the quarter less advisor fees paid for the preceding three quarters, and (ii) free cash flow for the four quarters then ended in excess of an amount equal to 1.25 multiplied by the Company’s interest expense for the four quarters then ended. Free cash flow is defined as EBITDA (as defined in the Company’s loan agreements), less all capital expenditures paid by the Company on a consolidated basis, less any cash distributions (except for the payments of accrued but unpaid dividends as a result of any redemptions of the Company’s outstanding preferred stock). The amount of the disposition fees and the reimbursement of organization and offering expenses payable pursuant to the Advisory Agreement, as amended, remained unchanged. No payments would be permitted under the Advisory Agreement, as amended, if they would cause a default under the Company’s loan agreements.

On April 1, 2011, the board of directors of the Company approved an amendment to the Advisory Agreement (the “Advisory Agreement Amendment No. 1”) that limited the amount of fees and expense reimbursements as of and for each quarter to the least of: (1) an asset management fee equal to one fourth of 1.0% of asset under management plus reimbursements for all costs and expenses Wells TIMO incurred in fulfilling its duties as the asset manager, (2) one quarter of 1.5% of assets under management, or (3) free cash flow in excess of an amount equal to 1.05 multiplied by interest on outstanding debt. Free cash flow was defined as EBITDA (as defined in the Company’s loan agreements), less all capital expenditures paid by the Company on a consolidated basis, less any cash distributions (except for the payments of accrued but unpaid dividends as a result of any redemptions of the Company’s outstanding preferred stock), less any cash proceeds from timberland sales equal to the cost basis of the properties sold. Advisory Agreement Amendment No. 2 superseded Advisory Agreement Amendment No. 1.

Prior to April 1, 2011, Wells TIMO was entitled to the following fees and reimbursements pursuant to the Advisory Agreement:

•	Reimbursement of organization and offering costs paid by Wells TIMO and its affiliates on behalf of the Company, not to exceed 1.2% of gross offering proceeds.

•	Monthly asset management fees equal to one-twelfth of 1.0% of the greater of (i) the gross cost of all investments made on behalf of the Company and (ii) the aggregate value of such investments.

•	Reimbursement for all costs and expenses Wells TIMO incurs in fulfilling its duties as the asset portfolio manager.

•

For any property sold by the Company, if Wells TIMO provided a substantial amount of services in connection with the sale (as determined by the Company’s independent directors), a fee equal to (i) for each property sold at a contract price up to $20.0 million, up to 2.0% of the sales price, and (ii) for each property sold at a contract price in excess of $20.0 million, up to 1.0% of the sales price. The precise amount of the fee within the preceding limits will be determined by the Company’s board of directors, including a majority of the independent directors, based on the level of services provided and market norms. The real estate disposition fee may be in addition to real estate commissions paid to third parties. However, the total real estate commissions (including such disposition fee) may not exceed the lesser of (i) 6.0% of the sales price of each property or (ii) the level of real estate commissions customarily charged in light of the size, type, and location of the property.

Effective July 11, 2012, the Advisory Agreement, as amended (the “Amended Advisory Agreement”) was renewed through July 10, 2013, upon terms identical to those in effect through July 10, 2012. The Amended Advisory Agreement may be renewed for successive one-year terms upon the mutual consent of the parties. The Company may terminate the Amended Advisory Agreement without penalty upon 60 days’ written notice. If the Company terminates the Amended Advisory Agreement, it will pay Wells TIMO all earned but unpaid fees. In addition, if the Amended Advisory Agreement is terminated without cause, the special units of limited partnership held by Wells TIMO will be redeemed for payments as described in Note 8.

Under the terms of the Amended Advisory Agreement, the Company was required to reimburse Wells TIMO for certain organization and offering costs up to the lesser of actual expenses or 1.2% of gross offering proceeds raised. The Company incurred and charged to additional paid-in capital cumulative organization and offering costs of approximately $2.1 million related to the Initial Public Offering and approximately $1.5 million related to the Follow-On Offering, the sum of which represents approximately 1.2% of cumulative gross proceeds raised by the Company under the Public Offerings. As of December 31, 2011, approximately $2.2 million of organization and offering costs incurred by the Company and due to Wells TIMO had been deferred by the terms of the Company’s loan agreements. On January 27, 2012, Wells TIMO forgave the deferred organization and offering expenses. After adjusting for this write-off, organization and offering costs represents approximately 0.5% of cumulative gross proceeds raised under the Public Offerings. Upon the expiration of the Company’s Follow-On Offering on December 31, 2011, approximately $6.4 million of organization and offering expenses related to the Follow-On Offering that had not been incurred and charged to additional paid-in capital by the Company was expensed by Wells TIMO and is not subject to reimbursement by the Company.

On January 20, 2012, the Company entered into an agreement with Wells TIMO to forgive approximately $25.1 million of accrued but unpaid asset management fees and expense reimbursements that were previously deferred due to restrictions under the Company’s loan agreements. Due to the related-party nature of these transactions, this amount, along with the organizational and offering costs forgiven by Wells TIMO on January 27, 2012, were recorded as additional paid-in capital during 2012.

Dealer-Manager Agreement

The Company had executed a dealer-manager agreement (the “Dealer-Manager Agreement”), whereby Wells Investment Securities, Inc. (“WIS”), an affiliate of Wells Capital, performed the dealer-manager function for the Company’s Public Offerings. For these services, WIS earned a commission of up to 7.0% of the gross offering proceeds from the sale of the Company’s shares, of which substantially all was re-allowed to participating broker/dealers. The Company pays no commissions on shares issued under its DRP.

Additionally, WIS earned a dealer-manager fee of 1.8% of the gross offering proceeds at the time the shares are sold. A portion of the dealer-manager fee was re-allowed to participating broker-dealers. Dealer-manager fees applied to the sale of shares in the primary offering only and do not apply to the sale of shares under the Company’s DRP.

Structuring Agent Agreement

The Company is party to a structuring agent agreement (the “Structuring Agent Agreement”) whereby Wells Germany served as the structuring agent in connection with the 2010 German Offering. The Company paid a structuring agent fee to Wells Germany of $0.20 per share sold under the 2010 German Offering. The Structuring Agent Agreement expired upon the conclusion of the 2010 German Offering, provided, however, that with respect to the ongoing services contemplated by the parties, the Structuring Agent Agreement will terminate upon the earlier of (i) a Liquidity Event or (ii) December 31, 2018.

Related-Party Costs

Pursuant to the terms of the agreements described above, the Company incurred the following related-party costs for the years ended December 31, 2012, 2011, and 2010, respectively:

	2012	2011	2010
Advisor fees and expense reimbursements (1)	$3,720,000	$3,324,154	$6,130,749
Disposition fees	219,449	29,968	15,570
Commissions (2)(3)	246,546	3,421,576	2,914,743
Dealer-manager fees (2)	71,057	950,727	796,822
Other offering costs (2)	48,752	654,136	550,958
Structuring agent fees	—	—	176,166

Total	$4,305,804	$8,380,561	$10,585,008

(1)	Prior to April 1, 2011, fees and reimbursements incurred pursuant to the Advisory Agreement were classified as related-party asset management fees and general and administrative expenses in the consolidated statements of operations. Subsequent to April 1, 2011, fees incurred pursuant to the Advisory Agreement amendments are classified as advisor fees and expense reimbursements in the consolidated statements of operations since the amounts are not necessarily based on assets under management or reimbursable operating expenses. Amounts reported for 2010 have been reclassified to conform to current presentation to ensure consistency and comparability.
(2)	Commissions, dealer-manager fees, and other offering costs were charged against stockholders’ equity as incurred.
(3)	Substantially all commissions were re-allowed to participating broker/dealers during 2012, 2011, and 2010.

Advisor fees and expense reimbursements of approximately $3.7 million for the year ended December 31, 2012 were determined pursuant to Advisory Agreement Amendment No. 2 and represented 1.0% of asset under management, which was less than the free cash flow in excess of 1.25 times the Company’s interest expense for the four quarters ended December 31, 2012.

Due to Affiliates

The detail of amounts due to affiliates is provided below as of December 31, 2012 and 2011:

	As of December 31,
	2012	2011
Advisor fees and expense reimbursements due to Wells TIMO (1)	$1,326,255	$25,504,045
Other offering cost reimbursements due to Wells TIMO (2)	—	2,258,696
Operating expense reimbursements due to Wells TIMO (1)	—	1,067,691
Commissions on stock sales and related dealer-manager fees due to WIS	—	130,141

Total	$1,326,255	$28,960,573

(1)	On January 20, 2012, we entered into an agreement with Wells TIMO whereby Wells TIMO forgave approximately $25.1 million of accrued but unpaid asset management fees and reimbursements that were previously deferred due to restrictions under our loan agreements. Due to the related-party nature of this transaction, this amount was recorded as additional paid-in capital during 2012.
(2)	On January 27, 2012, approximately $2.2 million of other offering cost due to Wells TIMO was forgiven. Due to the related-party nature of this transaction, this amount was recorded as additional paid-in capital during 2012.

Conflicts of Interest

As of December 31, 2012, Wells TIMO had eight employees. Until such time, if ever, as Wells TIMO hires sufficient personnel of its own to perform the services under the Amended Advisory Agreement, it will continue to rely upon employees of Wells Capital to perform many of its obligations. Wells Capital, the parent company and manager of Wells TIMO, also is a general partner or advisor of the various affiliated public real estate investment programs (“Wells Real Estate Funds”). As such, in connection with serving as a general partner or advisor for Wells Real Estate Funds and managing Wells TIMO’s activities under the Amended Advisory Agreement, Wells Capital may encounter conflicts of interest with regard to allocating human resources and making decisions related to investments, operations, and disposition-related activities for the Company and Wells Real Estate Funds.

As of December 31, 2012, two members of The Company’s board of directors serve on the board of Columbia Property Trust, Inc. (“Columbia”), formerly known as Wells Real Estate Investment Trust II, Inc., a REIT previously sponsored by Wells REF; additionally, one of them also serves on the board of Wells Core Office Income REIT, Inc., a REIT currently sponsored by Wells REF. Accordingly, they may encounter certain conflicts of interest regarding investment and operational decisions.

Operational Dependency

The Company has engaged Wells TIMO to provide certain services essential to the Company, including asset management services, supervision of the management of properties owned by the Company, asset acquisition and disposition services, as well as other administrative responsibilities, including accounting services, stockholder communications, and investor relations. Wells TIMO is dependent on Wells Capital to provide certain services that are essential to their operations. This agreement is terminable by either party upon 60 days’ written notice. As a result of these relationships, the Company’s operations are dependent upon Wells Capital and Wells TIMO.

Wells Capital and Wells TIMO are all owned and controlled by Wells REF. The operations of Wells Capital, Wells TIMO, WIS, Wells Management Company, Inc. (“Wells Management”), Wells Core Office Income REIT Advisory Services (“Wells Core Advisor”), and their affiliates represent substantially all of the business of Wells REF. Accordingly, the Company focuses on the financial condition of Wells REF when assessing the financial condition of Wells Capital and Wells TIMO. In the event that Wells REF were to become unable to meet its obligations as they become due, the Company might be required to find alternative service providers.

Future net income generated by Wells REF will be largely dependent upon the amount of fees earned by Wells Capital, Wells TIMO, WIS, Wells Management, Wells Core Advisor, and their affiliates, based on, among other things, real estate assets managed, the amount of investor proceeds raised, and the volume of future acquisitions and dispositions of real estate assets by the Company and other Wells REF-sponsored programs, as well as distribution income earned from equity interests in another REIT. As of December 31, 2012, the Company had no reason to believe that Wells REF does not have access to adequate liquidity and capital resources, including cash flow generated from operations, cash on hand, other investments, and borrowing capacity, necessary to meet its current and future obligations as they become due. Modifying service agreements between Wells REF, or its affiliates, and the Company, or other Wells REF-sponsored programs, could impact Wells REF’s future net income and future access to liquidity and capital resources. For example, a large portion of Wells REF’s income is derived under agreements with Columbia. Effective February 28, 2013, Columbia transitioned to self-management and indicated that it does not expect to rely on Wells REF for the same level of services beyond December 31, 2013. As such, Wells REF does not expect to receive significant compensation from Columbia beyond December 31, 2013.